As filed with the Securities and Exchange Commission on November 28, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08360

GUINNESS ATKINSON FUNDS
(Exact name of registrant as specified in charter)

21550 Oxnard Street, Suite 750, Woodland Hills, California 91367
(Address of principal executive offices) (Zip code)

James J. Atkinson, Jr.
21550 Oxnard Street, Suite 750, Woodland Hills, California 91367
(Name and address of agent for service)

Copies to:

Susan Penry-Williams, Esq.
Kramer, Levin, Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

(800) 915-6566
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2006

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

Guinness Atkinson Alternative Energy Fund

SCHEDULE OF INVESTMENTS IN SECURITIES
at September 30, 2006 (Unaudited)
	Shares	COMMON STOCKS: 94.8%	Value

		Biofuel: 18.7%
	843,987	Alkane Energy PLC*	$229,110
	734,040	Australian Ethanol, Ltd.*	251,382
	9,440	Aventine Renewable Energy Holdings, Inc.*	201,922
	147,834	Babcock & Brown Environmental Investments, Ltd.*	206,761
	24,000	Biopetrol Industries AG*	252,874
	54,882	Environmental Power Corporation*	246,420
	3,991	Green Plains Renewable Energy, Inc.*	74,911
	2,999,867	GTL Resources PLC*	119,895
	216,147	Novera Energy, Ltd.*	180,074
	41,095	Renova Energy PLC	185,722
	9,480	VeraSun Energy Corporation*	152,154
	25,000	Viceroy Acquisition Cor-CW10*	35,000
	25,000	Viceroy Acquisition Corporation*	186,250
			2,322,475

		Efficiency: 2.3%
	34,408	Echelon Corporation*	282,834

		Fuelcell: 13.7%
	42,088	Ballard Power Systems, Inc.*	$239,481
	57,146	Ceres Power Holdings PLC*	264,580
	90,756	CMR Fuel Cells PLC*	287,481
	28,548	FuelCell Energy, Inc.*	217,250
	150,820	Hydrogenics Corporation*	206,751
	111,519	Mechanical Technology, Inc.*	204,080
	140,964	Polyfuel, Inc.*	130,633
	74,142	Quantum Fuel Systems Technologies Worldwide, Inc.*	146,801
			1,697,057

		Geothermal: 3.4%
	234,246	Geodynamics, Ltd.*	181,084
	7,419	Ormat Technologies, Inc.	242,750
			423,834

		Hybrid: 7.5%
	344,865	Azure Dynamics Corporation*	225,564
	15,749	Fuel Systems Solutions, Inc.*	200,327
	107,765	Railpower Technologies Corporation*	171,868
	293,136	Westport Innovations, Inc.*	336,183
			933,942

		Hydro: 7.0%
	30,037	Boralex, Inc.*	$258,091
	6,224	Cia Energetica de Minas Gerais - ADR	244,292
	8,059	Iberdrola SA	360,253
			862,636

		Other: 7.9%
	75,318	AgCert International*	$210,843
	50,168	Climate Exchange PLC*	329,666
	146,638	Ocean Power Technologies, Inc.*	189,425
	113,420	Trading Emissions PLC*	248,510
			978,444

		Palmoil: 1.9%
	1,005,100	Carotech Bhd*	232,780

		Solar: 17.4%
	96,107	Carmanah Technologies Corporation*	230,774
	20,658	Evergreen Solar, Inc.*	171,461
	6,200	Q-Cells AG*	253,574
	54,303	SAG Solarstrom AG*	216,654
	13,340	Solar Millennium AG*	242,820
	18,908	Solar-Fabrik AG*	235,767
	1,537,380	Solartron PCL	292,542
	9,411	Suntech Power Holdings Co. Ltd. ADR*	243,086
	35,399	Xantrex Technology, Inc.*	274,349
			2,161,027

		Storage: 2.5%
	488,561	VRB Power Systems, Inc.*	315,172

		Wind: 12.5%
	33,737	Clipper Windpower PLC*	317,383
	34,220	Nordex AG*	490,579
	3,773	Repower Systems AG*	265,540
	15,661	Theolia SA*	230,887
	9,335	Vestas Wind Systems A/S*	248,889
			1,553,278

		Total Common Stocks
		(cost $14,813,758)	11,763,479

		Total Investments in Securities
		(cost $14,813,758)+: 94.8%	11,763,479
		Other Assets less Liabilities: 5.2%	640,749
		Net Assets: 100.0%	$12,404,228

	ADR American Depository Receipt
*	Non-income producing security.
+	At September 30, 2006, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows**:
		Cost of investments for tax purposes	$14,813,758
		Gross tax unrealized appreciation	372,196
		Gross tax unrealized depreciation	(3,422,475)
		Net tax unrealized appreciation	$(3,050,279)

**
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Guinness Atkinson Asia Focus Fund

SCHEDULE OF INVESTMENTS IN SECURITIES
at September 30, 2006 (Unaudited)
	Shares	COMMON STOCKS: 99.4%	Value

		China: 21.6%
	1,518,000	Angang New Steel Co. Ltd.	$1,202,226
	449,000	Bank of China Ltd.*	193,072
	1,374,000	China Petroleum & Chemical Corp.	846,559
	1,014,000	China Shipping Development Co. Ltd.	948,843
	510,000	Dongfang Electrical Machinery Co. Ltd.	860,190
	510,000	Guangzhou R&F Properties Co. Ltd.	691,525
	1,306,000	Jiangxi Copper Co. Ltd.	1,242,197
	1,288,000	PetroChina Co. Ltd.	1,383,791
	1,450,000	Shenzhen Expressway Co. Ltd.	807,768
	970,000	Sinopec Shanghai Petrochemical Co. Ltd.	481,850
	1,122,800	Yanzhou Coal Mining Co. Ltd.	763,849
			9,421,870
		Hong Kong: 24.0%
	470,000	Chen Hsong Holdings	258,209
	244,000	China Mobile Ltd.	1,692,835
	1,607,000	CNOOC Ltd.	1,324,280
	2,014,000	CNPC Hong Kong Ltd.	1,018,556
	2,524,000	Denway Motors Ltd.	907,145
	666,000	EganaGoldpfeil Holdings Ltd.	312,030
	124,840	Esprit Holdings Ltd.	1,135,332
	1,860,000	Fittec International Group Ltd.	391,549
	45,892	HSBC Holdings Plc	834,711
	165,000	Kingboard Chemical Holdings Ltd.	590,904
	980,000	Midland Holdings Ltd.	456,627
	468,000	Sino Land Co.	806,172
	1,832,000	Solomon Systech International Ltd.	319,811
	1,307,000	Victory City International Holdings	416,060
			10,464,219
		Indonesia: 3.1%
	1,460,000	Telekomunikasi Indonesia Tbk PT	1,329,071

		Malaysia: 4.0%
	223,000	IOI Corp. Bhd	981,018
	246,000	Resorts World Bhd	741,507
			1,722,525
		Singapore: 2.6%
	323,600	Jurong Technologies Industrial Corp. Ltd.	236,562
	595,650	Singapore Telecommunications Ltd.	908,415
			1,144,977
		South Korea: 17.0%
	7,750	Hyundai Mobis	$807,155
	32,100	Hyundai Steel Co.	1,119,491
	12,100	Korea Zinc Co. Ltd.	1,089,871
	15,920	KT&G Corp.	962,142
	5,450	POSCO	1,410,378
	2,840	Samsung Electronics Co. Ltd.	1,998,942
			7,387,979
		Taiwan: 21.6%
	1,080,328	China Steel Corp.	929,979
	1,017,031	Compal Electronics Inc.	903,187
	632,082	Coretronic Corp.	772,663
	68,640	High Tech Computer Corp.	1,811,043
	227,116	HON HAI Precision Industry Co. Ltd.	1,377,833
	225,959	Novatek Microelectronics Corp. Ltd.	1,069,988
	675,178	Taiwan Semiconductor Manufacturing Co. Ltd.	1,211,457
	1,160,791	Wistron Corp.	1,313,593
			9,389,743
		Thailand: 5.5%
	199,500	Electricity Generating Pcl	427,747
	1,220,000	Hana Microelectronics Pcl	926,089
	359,000	PTT Exploration & Production Pcl	1,023,119
			2,376,955

		Total Common Stocks
		(cost $32,604,807)	43,237,339

		Total Investments in Securities
		(cost $32,604,807)+: 99.4%	43,237,339
		Other Assets less Liabilities: 0.6%	282,964
		Net Assets: 100.0%	$43,520,303

*	Non-income producing security.
+	At September 30, 2006, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows**:
		Cost of investments for tax purposes	$32,604,955
		Gross tax unrealized appreciation	12,277,025
		Gross tax unrealized depreciation	(1,644,641)
		Net tax unrealized appreciation	$10,632,384

**
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

SCHEDULE OF INVESTMENTS BY INDUSTRY
at September 30, 2006 (Unaudited)
GUINNESS ATKINSON ASIA FOCUS FUND
% of
Industry	Net Assets

Steel-Producers	10.7%
Electronic Components	10.0%
Computers	9.2%
Telecommunication Services	9.0%
Oil Exploration & Production	7.7%
Semiconductors	6.9%
Oil/Integrated	6.2%
Transportation	4.0%
Real Estate Operation/Development	3.4%
Metal Processors & Fabrication	2.9%
Distribution/Wholesale	2.6%
Non-Ferrous Metals	2.5%
Commercial Banks Non-US	2.4%
Agricultural Operations	2.3%
Tobacco	2.2%
Circuit Boards	2.1%
Auto-Cars/Light Trucks	2.1%
Power Conv/Supply Equip	2.0%
Auto/Truck Parts & Equipment	1.9%
Coal	1.8%
Entertainment	1.7%
Chemicals-Other	1.4%
Petrochemicals	1.1%
Electric-Generation	1.0%
Textile-Products	1.0%
Miscellaneous Manufactur	0.7%
Machinery - General Industry	0.6%

Total Investments in Securities	99.4%
Other Assets less Liabilities	0.6%
Net Assets	100.00%

Guinness Atkinson Asia Pacific Dividend Fund

SCHEDULE OF INVESTMENTS IN SECURITIES
at September 30, 2006 (Unaudited)
	Shares	COMMON STOCKS: 94.0%	Value

		Australia: 11.4%
	9,150	CSR Ltd.	$20,453
	7,800	Great Southern Plantations	14,403
	1,303	Incitec Pivot Ltd.	25,317
	7,800	Onesteel Ltd.	24,491
			84,664

		China: 10.7%
	34,000	Angang New Steel Co. Ltd.	26,927
	1,000	People's Food Holdings, Ltd.	681
	22,000	PetroChina Co. Ltd.	23,636
	50,000	Shenzhen Expressway Co. Ltd.	27,854
			79,098

		Hong Kong: 18.4%
	5,600	Bank of East Asia Ltd.	25,194
	2,000	CLP Holdings Ltd.	12,104
	300	HSBC Holdings Plc - ADR	27,283
	16,000	Industrial & Commercial Bank of China Ltd.	26,576
	80,000	Solomon Systech International Ltd.	13,966
	6,000	Vtech Holdings Ltd.	30,691
			135,814

		New Zealand: 9.6%
	4,400	Fletcher Building Ltd.	24,576
	9,700	Freightways Ltd.	23,482
	5,600	New Zealand Refining Co. Ltd.	23,020
			71,078

		Singapore: 4.2%
	3,000	United Overseas Bank Ltd.	30,817

		South Korea: 5.3%
	180	KT&G Corp.	10,879
	110	POSCO	28,466
			39,345

		Taiwan: 16.4%
	26,910	China Steel Corp.	23,165
	25,735	Compal Electronics	22,854
	8,400	Depo Auto Parts Ind Co. Ltd.	23,841
	23,097	Greatek Electronics, Inc.	25,159
	5,549	Novatek Microelectronics Ltd.	26,276
			121,295

		Thailand: 18.0%
	58,200	Delta Electronics Thailand Pcl	$28,213
	36,800	Hana Microelectronics Pcl	27,934
	95,000	Krung Thai Bank Pcl	29,098
	58,600	Thai Plastic & Chemical Pcl	24,348
	59,300	Thanachart Captial Pcl	23,692
			133,285

		Total Common Stocks
		(cost $756,599)	695,396

		Total Investments in Securities
		(cost $756,599)+: 94.0%	695,396
		Other Assets less Liabilities: 6.0%	44,693
		Net Assets: 100.0%	$740,089

	ADR American Depository Receipt
*	Non-income producing security.
+	At September 30, 2006, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows**:
		Cost of investments for tax purposes	$756,599
		Gross tax unrealized appreciation	21,249
		Gross tax unrealized depreciation	(82,452)
		Net tax unrealized appreciation	$(61,203)

**
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

SCHEDULE OF INVESTMENTS BY INDUSTRY
at September 30, 2006 (Unaudited)
GUINNESS ATKINSON ASIA PACIFIC DIVIDEND FUND
% of
Industry	Net Assets

Commercial Banks Non-US	18.8%
Steel-Producers	14.0%
Semiconductors	8.8%
Transportation	7.0%
Building & Construction Production	6.0%
Telecommunication	4.1%
Electronic Components	3.8%
Circuit Boards	3.8%
Agricultural Chemicals	3.4%
Chemicals-Plastics	3.3%
Auto/Truck Parts & Equipment Replacement	3.2%
Finance-Commercial	3.2%
Oil/Integrated	3.2%
Oil Refining & Marketing	3.1%
Computers	3.1%
Forestry	2.0%
Electric-Integrated	1.6%
Tobacco	1.5%
Food-Meat Products	0.1%

Total Investments in Securities	94.0%
Other Assets less Liabilities	6.0%
Net Assets	100.00%

Guinness Atkinson China & Hong Kong Fund

SCHEDULE OF INVESTMENTS IN SECURITIES
at September 30, 2006 (Unaudited)
	Shares	COMMON STOCKS: 98.0%	Value

		Agricultural Operations: 2.0%
	3,984,000	Chaoda Modern Agriculture	$2,444,423

		Auto - Cars/Light Trucks: 2.8%
	9,314,000	Denway Motors Ltd.	3,347,521

		Coal: 2.9%
	5,155,200	Yanzhou Coal Mining Co., Ltd.	3,507,119

		Commercial Banks: 8.9%
	898,000	Bank of China Ltd.*	386,145
	253,850	Dah Sing Financial Holdings Ltd.	2,280,890
	358,363	HSBC Holdings Plc	6,518,116
	145,400	Wing Hang Bank Ltd.	1,422,160
			10,607,311
		Distribution/Wholesale: 4.0%
	519,071	Esprit Holdings Ltd.	4,720,584

		Diversified Operations: 5.8%
	249,500	Swire Pacific Ltd. - Class A	2,603,695
	3,724,000	Tianjin Development Holdings Ltd.	2,337,479
	579,000	Wharf Holdings Ltd.	1,980,637
			6,921,811
		Electric - Integrated: 2.2%
	431,000	CLP Holdings Ltd.	2,608,483

		Electronics: 2.9%
	950,000	Kingboard Chemicals Holdings, Ltd.	3,402,177

		Machinery - Diversified: 1.6%
	3,510,000	Chen Hsong Holdings Ltd.	1,928,324

		Machinery Tools & Related Products: 2.6%
	2,110,000	Techtronic Industries Co.	3,130,901

		Medical - Drugs: 0.0%
	1,240,000	Far East Pharmaceutical Technology*^	-

		Metal - Processors & Fabrications: 3.4%
	4,316,000	Jiangxi Copper Co. Ltd.	4,105,147

		Miscellaneous Manufacturer: 0.9%
	2,322,000	EganaGoldpfeil Holdings Ltd.	$1,087,888

		Oil & Gas: 17.6%
	10,957,000	CNOOC, Ltd.	9,029,335
	6,210,000	CNPC Hong Kong Ltd.	3,140,631
	8,256,000	PetroChina Co. Ltd.	8,870,013
			21,039,979

		Petrochemicals: 4.6%
	5,570,000	China Petroleum & Chemical Corp.	3,431,828
	4,204,000	Sinopec Shanghai Petrochemical	2,088,348
			5,520,176
		Power Conversion/Supply Equipment: 3.0%
	2,114,000	Dongfang Electrical Machinery Co. Ltd.	3,565,574

		Real Estate: 8.8%
	2,302,000	Guangzhou R&F Properties Holdings	3,121,356
	200,000	Hopewell Holdings Ltd.	566,067
	3,600,000	Midland Holdings Ltd.	1,677,406
	1,624,000	Sino Land Co.	2,797,484
	1,330,000	Wheelock & Co. Ltd.	2,321,772
			10,484,085
		Rental Auto/Equipment: 1.5%
	925,000	Cosco Pacific Ltd.	1,842,734

		Retail: 0.3%
	698,000	Glorious Sun Enterprises Ltd.	340,462

		Semiconductor Components - Integrated Circuits: 2.4%
	7,070,000	FITTEC International Group	1,488,306
	7,816,000	Solomon Systech International Ltd.	1,364,434
			2,852,740
		Steel Producers: 3.6%
	5,366,000	Angang New Steel Co. Ltd.	4,249,765

		Telecommunications: 9.8%
	1,335,000	China Mobile Ltd.	9,262,028
	473,000	Vtech Holdings Ltd.	2,419,461
			11,681,489
		Textiles: 1.5%
	5,512,000	Victory City International Holdings Ltd.	1,754,648

		Transportation: 5.0%
	2,621,000	China Shipping Container Lines Co. Ltd.	$632,490
	3,326,000	China Shipping Development Co. Ltd.	3,112,281
	3,784,000	Shenzhen Expressway Co. Ltd.	2,107,997
	235,050	Tianjin Port Development Holdings Ltd.*	70,298
			5,923,066

		Total Common Stocks
		(cost $72,073,844)	117,066,407

		Warrants: 0.0%
	100	Surface Mount Technology Holdings Ltd, warrants, Exp 8/29/09*	1

		Total Investments in Securities
		(cost $72,073,844)+: 98.0%	117,066,408
		Other Assets less Liabilities: 2.0%	2,430,510
		Net Assets: 100.0%	$119,496,918

*	Non-income producing security.
^	Illiquid security.
+	At September 30, 2006, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows**:
		Cost of investments for tax purposes	$74,296,272
		Gross tax unrealized appreciation	46,824,194
		Gross tax unrealized depreciation	(4,054,058)
		Net tax unrealized appreciation	$42,770,136

**
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Guinness Atkinson Global Energy Fund

SCHEDULE OF INVESTMENTS IN SECURITIES
at September 30, 2006 (Unaudited)
	Shares	COMMON STOCKS: 99.4%	Value

		Coal: 3.4%
	67,080	Peabody Energy Corp.	$2,467,202

		Energy: 0.0%
	600	Imperial Energy Corp. PLC*	7,851

		Machinery - General Industry: 0.1%
	299,356	Shandong Molong Petroleum Machinery Co. Ltd.	84,522

		Oil - Exploration & Production: 13.0%
	39,019	Apache Corp.	2,466,001
	1,383,000	CNOOC Ltd.	1,151,246
	308,000	EnCore Oil PLC*	126,857
	364,358	Petroworld Corporation*	221,990
	55,760	Plains Exploration & Production Co.*	2,392,662
	17,240	Unit Corp.*	792,523
	60,981	Whiting Petroleum Corp.*	2,445,338
			9,596,617
		Oil & Gas: 10.3%
	37,946	Chevron Corp.	2,461,178
	33,088	Marathon Oil Corp.	2,544,467
	34,005	Petroleo Brasileiro SA - ADR	2,544,934
			7,550,579
		Oil & Gas Drilling: 8.9%
	49,772	Ensign Energy Services Inc.	827,229
	49,280	GlobalSantaFe Corp.	2,463,507
	101,220	Patterson-UTI Energy Inc.	2,404,987
	23,610	Todco*	816,906
			6,512,629
		Oil & Gas - Field Services: 3.3%
	72,920	Helix Energy Solutions Group, Inc.*	2,435,528

		Oil & Gas Exploration & Production: 18.1%
	99,000	Afren PLC*	83,232
	55,950	Anadarko Petroleum Corp.	2,452,289
	90,211	Canadian Oil Sands Trust	2,410,251
	31,759	Dragon Oil Plc*	89,872
	53,216	EnCana Corp.	2,479,853
	67,091	Granby Oil & Gas PLC*	110,075
	6,200	Grey Wolf Exploration, Inc.*	18,887
	48,785	Nexen, Inc.	2,611,682
	156,608	OPTI Canada, Inc.*	2,511,677
	42,200	Synenco Energy, Inc.*	571,313
			13,339,131
		Oil & Gas Producers: 28.7%
	41,118	ConocoPhillips	$2,447,755
	52,308	Occidental Petroleum Corp.	2,516,538
	49,253	OMV AG	2,556,734
	61,390	Petro-Canada	2,475,732
	2,249,000	PetroChina Co. Ltd.	2,420,576
	62,600	Pioneer Natural Resources Co.	2,448,912
	85,618	Repsol YPF SA	2,547,855
	74,867	Sasol Ltd.	2,470,415
	41,819	Shell Canada Ltd.	1,174,649
			21,059,166
		Oil Refining & Marketing: 6.8%
	39,740	Sunoco Inc.	2,471,431
	43,120	Tesoro Petroleum Corp.	2,500,098
			4,971,529
		Oil/Integrated: 6.8%
	58,673	Hess Corp.	2,430,236
	3,731	Imperial Oil Ltd.	125,247
	73,130	Royal Dutch Shell Plc	2,417,722
			4,973,205

		Total Common Stocks
		(cost $68,405,096)	72,997,959

		Total Investments in Securities
		(cost $68,405,096)+: 99.4%	72,997,959
		Other Assets less Liabilities: 0.6%	452,476
		Net Assets: 100.0%	$73,450,435

	ADR American Depository Receipt
*	Non-income producing security.
+	At September 30, 2006, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows**:
		Cost of investments for tax purposes	$69,332,758
		Gross tax unrealized appreciation	7,356,650
		Gross tax unrealized depreciation	(3,691,449)
		Net tax unrealized appreciation	$3,665,201

**
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Guinness Atkinson Global Innovators Fund

SCHEDULE OF INVESTMENTS IN SECURITIES
at September 30, 2006 (Unaudited)
Shares		COMMON STOCKS: 96.8%	Value

		Aerospace/Defense: 3.6%
	16,230	L-3 Communications Holdings, Inc.	$1,271,296

		Auto Manufacturers: 3.6%
	19,090	Honda Motor Company - ADR	641,997
	5,680	Toyota Motor Corp. - ADR	618,552
			1,260,549
		Blast Furn/Mill: 3.6%
	26,100	Nucor Corp.	1,291,689

		Commercial Banks: 6.9%
	24,980	Citigroup, Inc.	1,240,757
	19,504	State Street Corp.	1,217,050
			2,457,807
		Communications Equipment: 3.4%
	61,732	Nokia Corp. - ADR	1,215,503

		Computer Related Services: 3.3%
	47,620	Acxiom Corp.	1,174,309

		E-Commerce/Products: 3.5%
	38,890	Amazon.Com, Inc.*	1,249,147

		Electrical Components & Equipment: 3.5%
	3,550	Samsung Electronics Co Ltd - GDR	1,246,050

		Electronic Computers: 7.3%
	16,600	Apple Computer, Inc.*	1,278,698
	3,294,000	Lenovo Group, Ltd.	1,291,521
			2,570,219
		Fire, Marine, and Casualty Insurance: 3.5%
	18,875	American International Group, Inc.	1,250,658

		Internet Content/Information: 2.9%
	54,930	Infospace Inc.*	1,012,909

		Oil & Gas Producers: 7.4%
	18,480	BP Amoco Plc - ADR	1,211,918
	22,800	Schlumberger, Ltd.	1,414,283
			2,626,201

		Pharmaceuticals: 1.8%
	21,840	Pfizer, Inc.	619,382

		Prepackaged Software: 12.6%
	63,640	Check Point Software Technologies, Ltd.*	$1,212,342
	23,698	Microsoft Corp.	647,666
	75,140	Oracle Corp.*	1,332,984
	73,170	Parametric Technology Corp.*	1,277,548
			4,470,540
		Radio & TV Communications Equipment: 3.3%
	29,058	Sony Corp.- ADR	1,172,781

		Radiotelephone Communications: 1.8%
	27,795	Vodafone Group Plc.- ADR	635,394

		Ready-Mixed Concrete: 3.6%
	42,074	Cemex SA de CV - ADR	1,265,586

		Semiconductors: 10.6%
	71,020	Applied Materials Inc.	1,259,185
	42,320	Nvidia Corp.*	1,252,249
	129,902	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,247,059
			3,758,493
		Telecommunication Services: 3.7%
	505,200	Cable & Wireless PLC	1,310,010

		Telecommunications: 3.4%
	138,060	Qwest Communications International, Inc.*	1,203,883

		Variety Store: 3.5%
	24,860	Costco Wholesale Corp.	1,235,045

		Total Common Stocks
		(cost $27,494,010)	34,297,451

		Total Investments in Securities
		(cost $27,494,010)+: 96.8%	34,297,451
		Other Assets less Liabilities: 3.2%	1,146,939
		Net Assets: 100.0%	$35,444,390

	ADR American Depository Receipt
	GDR Global Depository Receipt
*	Non-income producing security.
+	At September 30, 2006, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows**:
		Cost of investments for tax purposes	$28,598,837
		Gross tax unrealized appreciation	6,324,783
		Gross tax unrealized depreciation	(626,169)
		Net tax unrealized appreciation	$5,698,614

**
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Guinness Atkinson Funds

By (Signature and Title)            /s/ James J. Atkinson, Jr.
 James J. Atkinson, Jr., President

Date   11-22-06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)        /s/ James J. Atkinson, Jr.
 James J. Atkinson, Jr., President

Date           11-22-06

By (Signature and Title)    /s/ Michael Ricks
 Michael Ricks, Treasurer

Date           11-27-06